INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Trade creditors	$ 87,073,151	$ 108,307,192
Taxes	3,283,856	5,647,550
Miscellaneous	1,285,145	1,121,839
Trade and other payables	96,432,604	168,732,469
Non current
Trade creditors	4,785,300
Trade creditors - Joint ventures and associates	43,696,426
Trade and other payables	48,481,726
Shareholders and other related parties
Current
Trade payable, related party	286,172	37,985
Parent company
Current
Trade payable, related party	878,874	729,171
Trade creditors - Joint ventures and associates
Current
Trade payable, related party	$ 3,625,406	$ 52,888,732